Events After the Reporting Date	6 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Date

Note 32 Events after the reporting date

There have been no matters or circumstances that have arisen since the end of the six months ended December 31, 2022, which significantly affected or could significantly affect the operations of the Group, the results of those operations or the state of affairs of the Group in future financial years.